May 1, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of 360 Funds (the “Trust”) and its series, the Timber Point Alternative Income Fund (formerly the Crow Point Alternative Income Fund), enclosed herewith for filing please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement and a new expense limitation agreement for the Fund with a new investment adviser, including the ability for the new investment adviser to recoup amounts that the former adviser previously waived or reimbursed under the prior expense limitation agreement; and for the approval of a new investment sub-advisory agreement with the Fund’s current sub-adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo J. Howell
On behalf of Practus, LLP

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com